Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2019	2018
	$	$

Current income tax
Expense for the year	797	797
Adjustment in respect of prior years	-	25
Current income tax expense	797	822

Deferred income tax (Note 24 (b)):
Origination and reversal of temporary differences	(45,186)	(36,471)
Impact of changes in tax rates	98	253
Change in unrecognized deductible temporary differences	3,891	25
Adjustments in respect of prior years	-	223
Deferred income tax recovery	(41,197)	(35,970)
Income tax recovery	(40,400)	(35,148)

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]

	2019	2018
	$	$

Loss before income taxes	(274,595)	(140,735)

Income tax provision calculated using the combined Canadian federal
and provincial statutory income tax rate	(73,042)	(37,576)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	738	719
Non-deductible portion of capital losses, net	4,877	856
Non-deductible (non-taxable) foreign exchange loss (gain)	(357)	787
Tax rate changes of deferred income taxes	98	253
Differences in foreign statutory tax rates	19,758	(1,043)
Foreign withholding taxes	584	583
Share of equity loss of associates	2,954	-
Tax benefits not recognized	3,891	25
Other, net	99	248
Total income tax recovery	(40,400)	(35,148)

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2019	2018
	$	$
Deferred tax assets:
Stream interests	28,826	7,133
Deferred and restricted share units	2,865	2,032
Share and debt issue expenses	(113)	989
Other assets	149	120
Non-capital losses	170	-
	31,897	10,274
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(77,641)	(88,787)
Convertible debentures	(3,632)	(4,866)
Investments	1,911	(3,898)
	(79,362)	(97,551)
Deferred tax liability, net	(47,465)	(87,277)

Disclosure of deferred taxes [Table Text Block]

	Dec. 31, 2018	Statement of loss	Equity	Other comprehen-sive income	Translation adjustments	Dec. 31, 2019
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,133	21,693	-	-	-	28,826
Share and debt issue expenses	989	(1,036)	(66)	-	-	(113)
Deferred and restricted share units	2,032	726	107	-	-	2,865
Non-capital losses	-	170	-	-	-	170
Other assets	120	29	-	-	-	149

Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	11,769	-	(949)	326	(77,641)
Investments	(3,898)	6,612	-	(803)	-	1,911
Convertible debentures	(4,866)	1,234	-	-	-	(3,632)
	(87,277)	41,197	41	(1,752)	326	(47,465)

	Dec. 31, 2017	Statement of loss	Equity	Other comprehen-sive income	Translation adjustments	Dec. 31, 2018
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,793	(660)	-	-	-	7,133
Share and debt issue expenses	2,286	(1,297)	-	-	-	989
Deferred and restricted share units	2,032	(140)	140	-	-	2,032
Non-capital losses	1,015	(1,015)	-	-	-	-
Other assets	223	(103)	-	-	-	120

Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(123,772)	37,574	-	(2,038)	(551)	(88,787)
Investments	(10,054)	192	-	5,964	-	(3,898)
Convertible debentures	(6,047)	1,181	-	-	-	(4,866)
Other liabilities	(238)	238	-	-	-	-
	(126,762)	35,970	140	3,926	(551)	(87,277)